Related-Party Transactions (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts payable to Greenville Health System and affiliates	$ 61,935	$ 61,935	$ 22,911
GHC [Member]
Accounts payable to Greenville Health System and affiliates	$ 61,935
GHS [Member]
Accounts payable to Greenville Health System and affiliates		$ 61,935